SHARE-BASED PAYMENTS (Details)		6 Months Ended
	Jun. 24, 2024 USD ($) shares installment	Jun. 30, 2024 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares forfeited, reversed expenses | $		$ 300,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted	1,044,000
Number of RSU forfeited		24,000
Number Of RSU Quarterly Installments | installment	8
Fair value of RSU grant | $	$ 400,000
RSUs | Directors and chief executive officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted	383,000
Fair value of RSU grant | $	$ 100,000
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options forfeited		24,000